Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
EBP, Contribution	Plan Sponsor contributions other than Core contributions vested based upon years of service as defined in the Plan document as follows:

Years of Service	Percent Vested
<2	0%
2	50%
3 or more	100%